Fair Value Measurements (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Ten Percent Change in Implied Volatility [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Increase (Decrease) in Risk Management Assets and Liabilities	$ 2	$ 0
Power [Member] | Ten Percent Change in Power Prices [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Increase (Decrease) in Risk Management Assets and Liabilities	$ 4	$ 5